Segmented Information (Tables)	6 Months Ended
Jul. 31, 2025
Segmented Information
Schedule of segment breakdown of measures of profit

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues	179,815	163,425	348,554	314,773
Less:
Headcount-related costs, including stock compensation expense	72,913	63,814	138,812	121,947
Cost of revenues and network charges (exclusive of other items presented separately)	17,231	17,473	33,113	31,739
SaaS software and maintenance	6,529	5,747	12,542	11,011
Other segment items	12,954	11,740	27,137	26,660
Depreciation	1,501	1,386	2,951	2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
	131,632	117,579	254,173	226,544
Income from operations	48,183	45,846	94,381	88,229
Interest expense	(243)	(243)	(479)	(516)
Investment and other income	1,550	2,715	3,512	6,774
Income before taxes	49,490	48,318	97,414	94,487
Income tax expense	11,470	13,637	23,150	25,139
Net income, as reported on Consolidated Statements of Operations	38,020	34,681	74,264	69,348

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	243	243	479	516
Investment and other income	(1,550)	(2,715)	(3,512)	(6,774)
Income tax expense	11,470	13,637	23,150	25,139
Depreciation expense	1,501	1,386	2,951	2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
Stock-based compensation and related taxes	4,911	5,821	9,824	10,128
Other charges (Note 20)	5,119	150	8,568	4,068
Adjusted EBITDA	80,218	70,622	155,342	137,612

Schedule of disaggregated revenue information by geographic location of customer and revenue

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues
United States	121,530	109,631	234,962	211,196
Europe, Middle-East and Africa	42,326	38,426	82,725	73,560
Canada	10,781	10,389	20,668	20,360
Asia Pacific	5,178	4,979	10,199	9,657
	179,815	163,425	348,554	314,773

Schedule of disaggregated revenue information by product and services

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Revenues
Services	166,773	146,244	323,379	284,079
Professional services and other	12,825	15,795	24,618	28,768
License	217	1,386	557	1,926
	179,815	163,425	348,554	314,773

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	July 31,	January 31,
	2025	2025
Total long-lived assets
United States	282,657	246,048
Europe, Middle-East and Africa	48,197	49,737
Canada	26,071	31,007
Asia Pacific	6,179	6,959
	363,104	333,751